Eaton Vance
Equity Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 87.5%
Security	Shares	Value
Aerospace & Defense — 4.8%
Airbus SE	4,533	$ 1,065,806
BAE Systems PLC	53,252	1,160,450
Boeing Co.(1)	5,130	969,570
General Dynamics Corp.	5,361	1,831,478
General Electric Co.	11,059	3,300,559
Hensoldt AG	11,498	912,037
Howmet Aerospace, Inc.	7,964	1,629,355
L3Harris Technologies, Inc.	3,763	1,048,710
Leonardo SpA	17,751	972,631
Lockheed Martin Corp.	4,295	1,966,509
Northrop Grumman Corp.	3,246	1,857,523
Rheinmetall AG	921	1,574,793
RTX Corp.	15,145	2,649,012
Saab AB, Class B	19,070	961,776
Thales SA	3,601	942,798
		$ 22,843,007
Automobiles — 1.8%
Ford Motor Co.	76,002	$ 1,009,307
Tesla, Inc.(1)	14,968	6,438,784
Toyota Motor Corp.	59,200	1,194,669
		$ 8,642,760
Banks — 8.9%
Banca Monte dei Paschi di Siena SpA	95,519	$ 903,412
Banco Bilbao Vizcaya Argentaria SA	106,475	2,300,617
Banco Santander SA	278,199	2,983,311
Bank of America Corp.	36,525	1,959,566
BNP Paribas SA	47,680	4,074,397
Citigroup, Inc.	9,616	996,218
Citizens Financial Group, Inc.	30,596	1,655,244
Commerzbank AG	25,042	982,309
Erste Group Bank AG	8,968	979,956
Fifth Third Bancorp	21,732	944,473
Huntington Bancshares, Inc.	111,204	1,812,625
ING Groep NV	50,549	1,310,288
Intesa Sanpaolo SpA(2)	225,808	1,464,373
JPMorgan Chase & Co.	12,508	3,916,005
KeyCorp	51,732	950,834
M&T Bank Corp.	6,233	1,185,641
Mizuho Financial Group, Inc.	31,600	1,114,897
Regions Financial Corp.	56,418	1,435,838
Societe Generale SA	35,080	2,441,900
Sumitomo Mitsui Financial Group, Inc.	43,200	1,307,711
Security	Shares	Value
Banks (continued)
Swedbank AB, Class A	33,879	$ 1,078,194
Truist Financial Corp.	37,131	1,726,591
U.S. Bancorp	19,294	946,371
UniCredit SpA	31,069	2,312,162
Wells Fargo & Co.	22,346	1,918,404
		$ 42,701,337
Beverages — 0.7%
Coca-Cola Co.	29,856	$ 2,183,071
PepsiCo, Inc.	7,718	1,147,975
		$ 3,331,046
Biotechnology — 1.2%
AbbVie, Inc.	8,047	$ 1,832,302
Amgen, Inc.	3,102	1,071,617
Gilead Sciences, Inc.	13,931	1,753,077
Vertex Pharmaceuticals, Inc.(1)	2,391	1,036,761
		$ 5,693,757
Broadline Retail — 2.4%
Amazon.com, Inc.(1)	48,585	$ 11,330,994
		$ 11,330,994
Building Products — 1.1%
Daikin Industries Ltd.	7,400	$ 961,381
Johnson Controls International PLC	11,668	1,357,105
Kingspan Group PLC	11,813	1,013,776
Rockwool AS, Class B	28,407	959,999
Trane Technologies PLC	2,341	986,685
		$ 5,278,946
Capital Markets — 3.3%
Ares Management Corp., Class A	6,253	$ 980,783
Blackstone, Inc.	6,462	946,166
Brookfield Corp.(2)	26,918	1,271,195
Charles Schwab Corp.	10,185	944,455
CME Group, Inc.	3,391	954,431
Deutsche Bank AG	43,338	1,536,121
FactSet Research Systems, Inc.	3,327	922,477
Goldman Sachs Group, Inc.	1,546	1,277,058
Hamilton Lane, Inc., Class A	7,549	935,585
Houlihan Lokey, Inc.	5,310	931,374
KKR & Co., Inc.	7,768	950,104
Partners Group Holding AG	849	1,007,535
Robinhood Markets, Inc., Class A(1)	8,591	1,103,857

Eaton Vance
Equity Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	1,867	$ 931,316
Tradeweb Markets, Inc., Class A	8,659	942,619
		$ 15,635,076
Chemicals — 1.6%
Air Products and Chemicals, Inc.	3,582	$ 935,081
Corteva, Inc.	14,065	948,965
Dow, Inc.	41,526	990,395
DuPont de Nemours, Inc.	23,919	951,259
International Flavors & Fragrances, Inc.	13,667	949,583
Linde PLC	2,619	1,074,628
LyondellBasell Industries NV, Class A	20,577	1,008,067
PPG Industries, Inc.	9,340	934,374
		$ 7,792,352
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	4,255	$ 927,037
		$ 927,037
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	10,268	$ 1,341,822
Cisco Systems, Inc.	12,171	936,437
		$ 2,278,259
Construction & Engineering — 0.6%
API Group Corp.(1)	25,081	$ 992,204
Eiffage SA	6,964	961,980
Quanta Services, Inc.	2,143	996,238
		$ 2,950,422
Construction Materials — 0.8%
Heidelberg Materials AG	6,574	$ 1,687,561
Holcim AG	10,463	981,290
Vulcan Materials Co.	3,202	951,763
		$ 3,620,614
Consumer Finance — 0.2%
American Express Co.	2,914	$ 1,064,397
		$ 1,064,397
Consumer Staples Distribution & Retail — 1.2%
Aeon Co. Ltd.(2)	73,400	$ 1,329,518
Costco Wholesale Corp.	1,159	1,058,851
Walmart, Inc.	28,719	3,173,737
		$ 5,562,106
Security	Shares	Value
Containers & Packaging — 0.4%
Amcor PLC	108,454	$ 924,028
Smurfit WestRock PLC	27,290	973,980
		$ 1,898,008
Distributors — 0.2%
Pool Corp.	3,841	$ 935,668
		$ 935,668
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	46,617	$ 1,212,974
		$ 1,212,974
Electric Utilities — 1.8%
Constellation Energy Corp.	5,120	$ 1,865,523
Enel SpA	248,323	2,565,403
Entergy Corp.	11,422	1,113,874
Exelon Corp.	20,150	949,468
Iberdrola SA	60,694	1,280,734
NextEra Energy, Inc.	11,899	1,026,765
		$ 8,801,767
Electrical Equipment — 2.1%
ABB Ltd.	15,313	$ 1,101,707
Eaton Corp. PLC	4,528	1,566,190
Emerson Electric Co.	7,189	958,869
GE Vernova, Inc.	2,665	1,598,387
nVent Electric PLC	9,455	1,014,238
Rockwell Automation, Inc.	2,434	963,523
Siemens Energy AG(1)	21,678	2,901,856
		$ 10,104,770
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	15,091	$ 1,270,662
		$ 1,270,662
Energy Equipment & Services — 0.4%
Halliburton Co.	35,704	$ 936,159
SLB Ltd.	25,472	923,105
		$ 1,859,264
Entertainment — 0.5%
Netflix, Inc.(1)	21,225	$ 2,283,385
		$ 2,283,385

Eaton Vance
Equity Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 3.0%
Apollo Global Management, Inc.	7,203	$ 949,715
Berkshire Hathaway, Inc., Class B(1)	6,897	3,543,748
Corebridge Financial, Inc.	32,702	981,714
Enact Holdings, Inc.	25,255	977,621
Equitable Holdings, Inc.	20,432	953,970
Fiserv, Inc.(1)	15,700	965,079
Mastercard, Inc., Class A	4,202	2,313,327
ORIX Corp.	55,300	1,512,238
PayPal Holdings, Inc.	15,220	954,142
Visa, Inc., Class A	4,346	1,453,476
		$ 14,605,030
Food Products — 0.5%
Danone SA	26,289	$ 2,349,364
		$ 2,349,364
Ground Transportation — 0.7%
CSX Corp.	26,892	$ 950,901
Uber Technologies, Inc.(1)	18,552	1,624,042
Union Pacific Corp.	4,075	944,707
		$ 3,519,650
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	12,900	$ 1,662,810
Boston Scientific Corp.(1)	25,494	2,589,680
EssilorLuxottica SA	6,639	2,380,523
Intuitive Surgical, Inc.(1)	2,302	1,320,151
Stryker Corp.	2,503	929,064
		$ 8,882,228
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	5,110	$ 1,084,649
Cencora, Inc.	4,942	1,823,252
HCA Healthcare, Inc.	2,164	1,099,940
McKesson Corp.	1,979	1,743,736
UnitedHealth Group, Inc.	3,322	1,095,496
		$ 6,847,073
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	18,115	$ 972,232
		$ 972,232
Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.	256	$ 1,258,161
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.(1)	29,146	$ 1,006,120
Starbucks Corp.	10,801	940,875
		$ 3,205,156
Household Durables — 0.7%
DR Horton, Inc.	6,284	$ 999,219
Lennar Corp., Class A	7,485	982,780
Sony Group Corp.	40,300	1,183,039
		$ 3,165,038
Household Products — 0.2%
Procter & Gamble Co.	6,108	$ 904,961
		$ 904,961
Industrial Conglomerates — 1.1%
Hitachi Ltd.	44,400	$ 1,414,548
Honeywell International, Inc.	5,606	1,077,417
Siemens AG	6,233	1,652,515
Smiths Group PLC	29,440	953,635
		$ 5,098,115
Insurance — 1.9%
Allianz SE	3,061	$ 1,320,900
American International Group, Inc.	16,824	1,281,316
Arch Capital Group Ltd.(1)	9,970	936,382
Hartford Insurance Group, Inc.	9,461	1,296,441
Markel Group, Inc.(1)	1,018	2,117,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,252	2,048,852
		$ 9,001,779
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	34,688	$ 11,106,404
Alphabet, Inc., Class C	20,514	6,566,941
Meta Platforms, Inc., Class A	14,301	9,266,333
		$ 26,939,678
IT Services — 0.7%
Accenture PLC, Class A	3,660	$ 915,000
International Business Machines Corp.	4,587	1,415,457
Shopify, Inc., Class A(1)	7,136	1,140,105
		$ 3,470,562

Eaton Vance
Equity Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	2,411	$ 1,424,491
		$ 1,424,491
Machinery — 3.6%
Alstom SA(1)	38,304	$ 1,005,064
Atlas Copco AB, Class A(2)	103,667	1,761,761
Caterpillar, Inc.	3,974	2,288,070
Cummins, Inc.	1,951	971,559
Deere & Co.	1,892	878,815
Illinois Tool Works, Inc.	3,720	927,322
Ingersoll Rand, Inc.	11,737	942,950
Knorr-Bremse AG	10,559	1,119,727
Mitsubishi Heavy Industries Ltd.	37,500	950,240
Otis Worldwide Corp.	11,193	994,498
PACCAR, Inc.	14,280	1,505,398
Parker-Hannifin Corp.	1,221	1,052,136
SMC Corp.	2,800	985,273
Volvo AB, Class B	54,334	1,629,815
		$ 17,012,628
Media — 0.6%
Comcast Corp., Class A	33,706	$ 899,613
Fox Corp., Class B	19,408	1,130,710
News Corp., Class B(2)	31,788	935,521
		$ 2,965,844
Metals & Mining — 0.9%
Freeport-McMoRan, Inc.	23,122	$ 993,783
JFE Holdings, Inc.	98,100	1,204,009
Newmont Corp.	11,042	1,001,841
Nucor Corp.	6,051	965,074
		$ 4,164,707
Multi-Utilities — 0.2%
E.ON SE	51,423	$ 915,683
		$ 915,683
Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp.	78,992	$ 1,422,646
Chevron Corp.	6,615	999,725
Devon Energy Corp.	25,859	958,334
Exxon Mobil Corp.	11,591	1,343,629
Repsol SA	65,546	1,214,159
Targa Resources Corp.	5,405	947,551
		$ 6,886,044
Security	Shares	Value
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	19,136	$ 1,226,618
		$ 1,226,618
Pharmaceuticals — 2.5%
AstraZeneca PLC	7,603	$ 1,410,516
Eli Lilly & Co.	4,005	4,307,257
Johnson & Johnson	12,494	2,585,258
Merck & Co., Inc.	12,983	1,361,008
Novartis AG	18,550	2,419,431
		$ 12,083,470
Professional Services — 0.8%
Automatic Data Processing, Inc.	3,642	$ 929,802
Leidos Holdings, Inc.	4,943	944,607
Paycom Software, Inc.	5,686	916,413
Recruit Holdings Co. Ltd.	18,800	961,950
		$ 3,752,772
Semiconductors & Semiconductor Equipment — 9.3%
Advanced Micro Devices, Inc.(1)	8,965	$ 1,950,157
Advantest Corp.	7,900	1,051,616
ASML Holding NV	2,172	2,296,528
Broadcom, Inc.	24,336	9,806,435
Intel Corp.(1)	26,720	1,083,763
Lam Research Corp.	6,462	1,008,072
Micron Technology, Inc.	6,840	1,617,523
NVIDIA Corp.	125,730	22,254,210
Qualcomm, Inc.	7,988	1,342,703
Texas Instruments, Inc.	5,783	973,105
Tokyo Electron Ltd.	4,800	981,709
		$ 44,365,821
Software — 6.6%
Adobe, Inc.(1)	2,844	$ 910,450
AppLovin Corp., Class A(1)	1,772	1,062,278
Crowdstrike Holdings, Inc., Class A(1)	1,878	956,202
Intuit, Inc.	1,390	881,371
Microsoft Corp.	44,065	21,680,421
Oracle Corp.	8,985	1,814,521
Palantir Technologies, Inc., Class A(1)	18,208	3,067,138
Synopsys, Inc.(1)	2,373	991,938
		$ 31,364,319
Specialized REITs — 0.6%
American Tower Corp.	5,134	$ 930,640

Eaton Vance
Equity Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	10,242	$ 934,890
SBA Communications Corp.	4,727	918,314
		$ 2,783,844
Specialty Retail — 0.8%
Home Depot, Inc.	4,026	$ 1,436,960
Industria de Diseno Textil SA	22,143	1,241,965
Lowe's Cos., Inc.	3,935	954,159
		$ 3,633,084
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	74,981	$ 20,908,452
Western Digital Corp.	10,555	1,723,948
		$ 22,632,400
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,679	$ 948,704
		$ 948,704
Tobacco — 0.2%
Philip Morris International, Inc.	6,417	$ 1,010,549
		$ 1,010,549
Trading Companies & Distributors — 0.6%
Fastenal Co.	23,099	$ 933,200
Toyota Tsusho Corp.	33,100	1,073,305
United Rentals, Inc.	1,173	956,206
		$ 2,962,711
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	8,500	$ 914,648
		$ 914,648
Total Common Stocks (identified cost $225,367,892)		$418,027,811

Exchange-Traded Funds — 9.8%
Security	Shares	Value
Equity Funds — 9.8%
iShares Core MSCI Emerging Markets ETF	526,956	$ 35,358,748
iShares MSCI India ETF	50,215	2,747,263
Security	Shares	Value
Equity Funds (continued)
iShares MSCI South Korea ETF(2)	23,788	$ 2,161,615
iShares MSCI Taiwan ETF(2)	100,042	6,453,709
Total Exchange-Traded Funds (identified cost $41,343,528)		$ 46,721,335

Short-Term Investments — 4.2%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(3)	11,575,888	$ 11,575,888
Total Affiliated Fund (identified cost $11,575,888)		$ 11,575,888

Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.04%(4)	8,335,894	$ 8,335,894
Total Securities Lending Collateral (identified cost $8,335,894)		$ 8,335,894
Total Short-Term Investments (identified cost $19,911,782)		$ 19,911,782
Total Investments — 101.5% (identified cost $286,623,202)		$484,660,928
Other Assets, Less Liabilities — (1.5)%		$ (6,938,287)
Net Assets — 100.0%		$477,722,641
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2025. The aggregate market value of securities on loan at November 30, 2025 was $11,114,714 and the total market value of the collateral received by the Fund was $11,415,952, comprised of cash of $8,335,894 and U.S. government and/or agencies securities of $3,080,058.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Equity Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	73.4%	$350,648,653
Japan	3.8	18,140,751
Germany	3.5	16,652,354
France	3.2	15,221,832
Spain	1.9	9,020,786
Italy	1.7	8,217,981
Sweden	1.1	5,431,546
Netherlands	0.8	3,606,816
United Kingdom	0.7	3,524,601
Canada	0.5	2,411,300
Switzerland	0.5	2,109,242
Ireland	0.2	1,013,776
Austria	0.2	979,956
Denmark	0.2	959,999
Exchange-Traded Funds	9.8	46,721,335
Total Investments	101.5%	$484,660,928
Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at November 30, 2025.
Affiliated Investments
At November 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,575,888, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,425,633	$62,579,124	$(61,428,869)	$ —	$ —	$11,575,888	$77,742	11,575,888
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Equity Strategy Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 33,401,881	$ 914,648	$ —	$ 34,316,529
Consumer Discretionary	28,241,731	3,619,673	—	31,861,404
Consumer Staples	9,479,144	3,678,882	—	13,158,026
Energy	7,531,149	1,214,159	—	8,745,308
Financials	52,328,446	30,679,173	—	83,007,619
Health Care	28,720,549	6,210,470	—	34,931,019
Industrials	46,677,853	28,998,823	—	75,676,676
Information Technology	101,052,170	4,329,853	—	105,382,023
Materials	13,602,821	3,872,860	—	17,475,681
Real Estate	3,756,076	—	—	3,756,076
Utilities	4,955,630	4,761,820	—	9,717,450
Total Common Stocks	$329,747,450	$88,280,361*	$ —	$418,027,811
Exchange-Traded Funds	$ 46,721,335	$ —	$ —	$ 46,721,335
Short-Term Investments:
Affiliated Fund	11,575,888	—	—	11,575,888
Securities Lending Collateral	8,335,894	—	—	8,335,894
Total Investments	$396,380,567	$88,280,361	$ —	$484,660,928
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.